Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 96,371
2025	89,362
2026	22,778
Total future minimum lease payments	208,511
Less: imputed interest	8,434
Present value of lease liabilities	$ 200,077